Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information Disclosure [Abstract]
Oil, natural gas and natural gas liquid sales	$ 326,458	$ 292,482	$ 302,390	$ 240,707	$ 210,167	$ 177,306	$ 153,195	$ 149,386	$ 1,162,037	$ 690,054	$ 408,219
Gains (losses) on oil and natural gas derivatives	(210,339)	824,240	205,515	(369,476)	(188,088)	43,505	123,791	96,003	449,940	75,211	(141,374)
Total revenues and other	118,873	1,119,483	510,571	(126,473)	24,479	222,361	278,404	247,036	1,622,454	772,280	273,149
Total expenses	240,353	211,254	195,672	165,625	200,508	145,978	135,980	124,740	816,420	613,742	451,496
(Gains) losses on sale of assets and other, net	1,646	279	977	614	837	6,073	(52)	(322)	(3,516)	(6,536)	24,598
Net income (loss)	$ (189,615)	$ 837,627	$ 237,109	$ (446,682)	$ (243,527)	$ 4,143	$ 59,786	$ 65,310	$ 438,439	$ (114,288)	$ (298,192)
Net income (loss) per unit [Abstract]
Basic (in dollars per unit)	$ (1.09)	$ 4.74	$ 1.34	$ (2.75)	$ (1.64)	$ 0.03	$ 0.41	$ 0.50	$ 2.52	$ (0.80)	$ (2.50)
Diluted (in dollars per unit)	$ (1.09)	$ 4.72	$ 1.33	$ (2.75)	$ (1.64)	$ 0.03	$ 0.40	$ 0.50	$ 2.51	$ (0.80)	$ (2.50)